Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 30, 2016
Segment Reporting [Abstract]
Segment Information

Note 12—Segment Information

The Company’s Chief Operating Decision Maker, the Chief Executive Officer, reviews the Company’s results of operations on a consolidated level and executive staff is structured by function rather than by product category. Therefore, the Company operates in one operating segment. Key resources, decisions, and assessment of performance are also analyzed on a company-wide level.

The Company’s foreign operations are conducted primarily through its wholly owned subsidiaries in Singapore and Malaysia. The Company’s principal markets include North America, Asia and, to a lesser degree, Europe. Sales by geographic area represent sales to unaffiliated customers.

All information on sales by geographic area is based upon the location to which the products were shipped. The following table sets forth sales by geographic area (including sales from discontinued operations):

	Three Months Ended
	March 31, 2017	March 25, 2016
United States of America	$78,095	$49,841
Singapore	59,940	23,246
Europe	6,399	5,125
Other	4,270	1,852

Total net sales	$148,704	$80,064

Note 13—Segment Information

The Company’s Chief Operating Decision Maker (CODM), the Chief Executive Officer, reviews the Company’s results of operations on a consolidated level and executive staff is structured by function rather than by product category. Therefore, the Company operates in one operating segment. Key resources, decisions, and assessment of performance are also analyzed on a company-wide level.

The Company’s foreign operations are conducted primarily through its wholly owned subsidiaries in Singapore and Malaysia. The Company’s principal markets include North America, Asia and, to a lesser degree, Europe. Sales by geographic area represent sales to unaffiliated customers.

All information on sales by geographic area is based upon the location to which the products were shipped. The following table sets forth sales by geographic area (including sales from discontinued operations):

	Year Ended
	December 30, 2016	December 25, 2015	December 26, 2014
United States of America	$243,237	$238,470	$225,891
Singapore	163,515	96,141	55,977
Europe	16,353	22,938	16,882
Other	9,218	13,840	15,383

Total net sales	$432,323	$371,389	$314,133

The following table sets forth the Company’s two major customers, which comprised 97%, 95%, and 96% of sales from continuing operations in 2016, 2015, and 2014, respectively.

	Year Ended
	December 30, 2016	December 25, 2015	December 26, 2014
Major Customer 1	$207,230	$165,133	$125,175
Major Customer 2	$185,465	$111,661	$112,745